SHARE CAPITAL (Details Narrative)	6 Months Ended
Jun. 30, 2018 shares
Common Shares
Disclosure of classes of share capital [line items]
Shares authorized	[1]
Par value	No par value
Shares held in trust	1,500
Class "B" Common Shares
Disclosure of classes of share capital [line items]
Shares authorized	100,000
Par value	No par value

[1]	Unlimited